Income Taxes - Schedule of Components Of Loss Before Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Components of Loss Before Income Taxes [Abstract]
Domestic	$ (4,227,698)	$ (4,392,880)
Total loss before income taxes	$ (4,227,698)	$ (4,392,880)